Inventory (Tables)	12 Months Ended
Oct. 31, 2021
Inventories [Abstract]
Schedule of inventory

	October 31, 2021	October 31, 2020
	$	$

Raw material	850,416	140,419
Finished goods	347,391	39,575
	1,197,807	179,994